Payable to institutional funding partners and online investors (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	¥ 1,005,236	$ 146,206	¥ 1,770,681
Payable to institutional funding partners and online investors, Non-current	450,160	65,473	416,118
Institutional funding partners
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	390,908	56,856	523,328
Payable to institutional funding partners and online investors, Non-current	¥ 395,901	$ 57,581	416,118
Institutional funding partners | Maximum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	11.00%	11.00%
Fixed annual Rate, Non-current	11.00%	11.00%
Payable to institutional funding partners and online investors term, current	12 months
Payable to institutional funding partners and online investors term, noncurrent	36 months
Institutional funding partners | Minimum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	3.00%	3.00%
Fixed annual Rate, Non-current	3.00%	3.00%
Payable to institutional funding partners and online investors term, current	7 months
Payable to institutional funding partners and online investors term, noncurrent	13 months
Online investors
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	¥ 614,328	$ 89,350	1,247,353
Payable to institutional funding partners and online investors, Non-current	¥ 54,259	$ 7,892	¥ 0
Online investors | Maximum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	11.00%	11.00%
Fixed annual Rate, Non-current	13.00%	13.00%
Payable to institutional funding partners and online investors term, current	12 months
Payable to institutional funding partners and online investors term, noncurrent	24 months
Online investors | Minimum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	3.00%	3.00%
Fixed annual Rate, Non-current	5.00%	5.00%
Payable to institutional funding partners and online investors term, current	2 months
Payable to institutional funding partners and online investors term, noncurrent	13 months